Offerings - Offering: 1	Oct. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Amount Registered | shares	13,831,688
Maximum Aggregate Offering Price	$ 125,404,272.56
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,910.17
Rule 457(f)	true
Amount of Securities Received | shares	3,154,031
Value of Securities Received, Per Share	61.23
Value of Securities Received	$ 193,121,318.13
Cash Consideration Paid	67,717,045.57
Fee Note MAOP	$ 125,404,272.56
Offering Note	This registration statement relates to the registration of the maximum number of shares of common stock, no par value, of Valley National Bancorp ("Valley"), estimated to be issuable by the registrant pursuant to the merger described in this registration statement and the Agreement and Plan of Merger (as may be amended from time to time, the "Merger Agreement"), dated as of August 24, 2026, by and between Valley and Providence Financial Corporation ("Providence"). The amount in the "Amount Registered" column represents the estimated maximum number of shares of the registrant's common stock, no par value ("Valley common stock"), that may be issued pursuant to the Merger Agreement, which is based upon the sum of (i) 2,820,825 shares of common stock of Providence, par value $1.00 per share ("Providence common stock") and (ii) a maximum of 333,206 shares of Providence common stock underlying outstanding Providence net option shares subject to in-the-money Providence stock options (as defined in the proxy statement/prospectus), in each case outstanding as of September 30, 2026, or issuable or that may be cancelled or exchanged pursuant to the merger agreement, multiplied by the exchange ratio of 4.3854 shares of Valley common stock for each share of Providence common stock. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of determining the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(f)(2) and 457(f)(3) thereunder. Providence is a private company and no market exists for Providence common stock. The proposed maximum aggregate offering price is equal to the product of (x) $61.23, the book value per share of Providence common stock as of September 30, 2026, the most recent practicable date preceding this filing, and (y) 3,154,031, the estimated maximum number of securities of Providence that may be exchanged for Valley common stock, including 2,820,825 shares of Providence common stock issued and outstanding and a maximum of 333,206 shares of Providence common stock underlying Providence net option shares subject to in-the-money Providence stock options, less $67,717,045.570, the aggregate amount of cash to be paid by Valley in exchange for the cancellation of such securities of Providence. Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $87.00 per $1,000,000 of the proposed maximum aggregate offering price.